Loan Receivable - Schedule of Loans Receivable (Details) (Parenthetical) - ZASH Global Media and Entertainment Corporation [Member]	Feb. 18, 2021 USD ($)
Loan amount	$ 5,000,000
Interest rate	3.00%
Maturity date	Aug. 17, 2023